Related-Party Balances and Transactions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenues	R$ 25,572,056	R$ 22,055,720	R$ 19,491,061
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Revenues	775,988	661,955	522,608
Payments Received Related Parties [Member]
IfrsStatementLineItems [Line Items]
Revenues	(741,089)	(632,501)	(439,349)
Payment Received From Reimbursement [Member]
IfrsStatementLineItems [Line Items]
Revenues	R$ (189,713)	R$ (186,690)	R$ (179,787)